INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Schedule of inventories

	12.31.22	12.31.21
Finished goods	4,885,465	4,914,882
Work in progress	435,018	272,997
Raw materials	2,086,963	3,126,017
Packaging materials	181,193	182,501
Secondary materials	705,692	790,801
Supplies	230,092	250,475
Imports in transit	230,133	115,950
Other	111,648	142,490
(-) Adjustment to present value (1)	(205,313)	(141,243)
	8,660,891	9,654,870
(1)	The adjustment refers to the counter-entry of the adjustment of present value from trade accounts payable and supply chain finance and is carried out for cost according to inventories turnover.

The movements in the write-down of inventories to the net realizable value, for which the additions, reversals and write-offs were recorded against Cost of Sales

	Realizable value through sale		Impaired inventories		Obsolete inventories		Total
	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21
Beginning balance	(31,026)	(31,155)	(54,015)	(29,831)	(11,654)	(14,719)	(96,695)	(75,705)
Additions	(343,739)	(163,274)	(193,040)	(118,691)	(9,258)	(10,047)	(546,037)	(292,012)
Reversals	304,977	163,332	-	-	-	-	304,977	163,332
Write-offs	-	-	173,648	94,500	11,075	13,106	184,723	107,606
Monetary correction by Hyperinflation	(22)	-	(311)	-	(170)	-	(503)	-
Exchange rate variation	3,139	71	24	7	63	6	3,226	84
Ending balance	(66,671)	(31,026)	(73,694)	(54,015)	(9,944)	(11,654)	(150,309)	(96,695)